STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .2%
Boeing, Sr. Unscd. Notes	2.80	3/1/2024	215,000	[b]	214,721
Agriculture - .4%
Reynolds American, Gtd. Notes	8.13	6/23/2019	515,000		518,823
Asset-Backed Certificates - 7.8%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/1/2036	299,886	[c]	306,832
Ascentium Equipment Receivables, Ser. 2019-1A, Cl. A2	2.84	6/10/2022	500,000	[c]	500,295
CCG Receivables Trust, Ser. 2019-1, Cl. A2	2.80	9/14/2026	500,000	[c]	500,512
Colony American Finance, Ser. 2016-1, Cl. A	2.54	6/1/2048	153,104	[c]	151,374
Conn's Receivables Funding LLC, Ser. 2019-A, Cl. A	3.40	10/16/2023	500,000	[c]	500,620
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	420,000	[c]	418,944
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/2022	225,000	[c]	224,244
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	3.62	12/17/2036	300,000	[c,d]	300,453
John Deere Owner Trust, Ser. 2019-A, Cl. A3	2.91	7/17/2023	570,000		574,957
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4	3.21	1/15/2025	650,000	[c]	661,291
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	592,336	[c]	592,312
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	500,000	[c]	501,269
MMAF Equipment Finance LLC, Ser. 2014-AA, Cl. A5	2.33	12/8/2025	660,000	[c]	656,779
MVW Owner Trust, Ser. 2013-1A, Cl. A	2.15	4/22/2030	690,778	[c]	686,059
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A	3.48	2/14/2031	140,000	[c]	141,344
SCF Equipment Leasing LLC, Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[c]	394,771
SCF Equipment Leasing LLC, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	400,000	[c]	401,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Asset-Backed Certificates - 7.8% (continued)
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	3.42	1/17/2035	757,698	[c,d]	758,090
Trafigura Securitisation Finance, Ser. 2017-1A, Cl. A2	2.47	12/15/2020	500,000	[c]	495,163
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	548,122	[c]	542,276
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	483,783	[c]	481,007
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		807,315
Volvo Financial Equipment LLC, Ser. 2019-1A, Cl. A4	3.13	11/15/2023	400,000	[c]	404,308
				11,001,653
Asset-Backed Ctfs./Auto Receivables - 14.3%
Ally Auto Receivables Trust, Ser. 2016-3, Cl. D	2.96	1/17/2023	200,000		200,141
Americredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		656,745
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[c]	593,935
CarMax Auto Owner Trust, Ser. 2016-1, Cl. D	3.11	8/15/2022	350,000		349,270
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	340,000		338,184
Chesapeake Funding II LLC, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	361,710	[c]	359,213
Chesapeake Funding II LLC, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	2.93	5/15/2029	278,238	[c,d]	278,303
Chesapeake Funding II LLC, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	2.89	4/15/2031	400,000	[c,d]	400,118
Drive Auto Receivables Trust, Ser. 2016-BA, Cl. C	3.19	7/15/2022	200,839	[c]	200,889
Drive Auto Receivables Trust, Ser. 2016-BA, Cl. D	4.53	8/15/2023	200,000	[c]	202,261
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.63	8/15/2024	350,000		352,879
Drive Auto Receivables Trust, Ser. 2019-2, Cl. B	3.17	11/15/2023	250,000		251,483
DT Auto Owner Trust, Ser. 2016-4A, Cl. D	3.77	10/17/2022	725,000	[c]	729,234
DT Auto Owner Trust, Ser. 2018-3A, Cl. C	3.79	7/15/2024	805,000	[c]	814,348
DT Auto Owner Trust, Ser. 2019-1A, Cl. B	3.41	4/17/2023	400,000	[c]	401,918

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Asset-Backed Ctfs./Auto Receivables - 14.3% (continued)
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	243,208	[c]	242,062
Exeter Automobile Receivables Trust, Ser. 2019-2A, Cl. B		3.06	5/15/2023	500,000	[c]	500,714
Ford Credit Floorplan Master Owner Trust A, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		501,448
Gm Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		499,910
Honda Auto Receivables Owner Trust, Ser. 2019-1, Cl. A4		2.90	6/18/2024	700,000		706,467
Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.05	12/15/2022	400,000	[c]	402,755
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[c]	262,938
Mercedes-Benz Auto Lease Trust, Ser. 2018-B, Cl. A3		3.21	9/15/2021	400,000		402,996
Nissan Auto Lease Trust, Ser. 2019-A, Cl. A3		2.76	3/15/2022	400,000		400,648
OSCAR US Funding Trust II, Ser. 2015-1A, Cl. A4		2.44	6/15/2022	488,460	[c]	488,174
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[c]	241,625
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	820,000	[c]	827,014
OSCAR US Funding Trust VII, Ser. 2017-2A Cl. A3		2.45	12/10/2021	150,000	[c]	149,343
OSCAR US Funding Trust VII, Ser. 2017-2A Cl. A4		2.76	12/10/2024	190,000	[c]	189,709
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[c]	774,458
Santander Drive Auto Receivables Trust, Ser. 2016-3, Cl. D		2.80	8/15/2022	710,000		711,740
Santander Drive Auto Receivables Trust, Ser. 2017-1, Cl. A		2.58	5/16/2022	899,000		897,731
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	400,000		402,260
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. C		2.96	11/21/2022	650,000	[c]	650,593
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[c]	500,994
Securitized Term Auto Receivables Trust, Ser. 2019-1A, Cl. A4		3.14	11/27/2023	1,000,000	[c]	1,009,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Asset-Backed Ctfs./Auto Receivables - 14.3% (continued)
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A	3.71	8/20/2021	542,385	[c]	548,343
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. B	2.67	5/17/2021	260,000	[c]	259,537
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C	2.92	5/15/2023	300,000	[c]	300,173
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. B	3.20	1/16/2024	465,000	[c]	466,687
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B	3.26	10/17/2022	400,000	[c]	401,794
World Omni Auto Receivables Trust, Ser. 2015-B, Cl. B	2.15	8/15/2022	550,000		548,226
World Omni Automobile Lease Securitization Trust, Ser. 2019-A, Cl. A4	3.01	7/15/2024	650,000		655,627
				20,072,357
Asset-Backed Ctfs./Credit Cards - 2.0%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	3.19	11/19/2025	670,000	[c,d]	671,954
Evergreen Credit Card Trust, Ser. 2019-1, Cl. A, 1 Month LIBOR +.48%	2.96	1/15/2023	600,000	[c,d]	601,993
Golden Credit Card Trust, Ser. 2017-4A, Cl. A, 1 Month LIBOR +.52%	3.00	7/15/2024	500,000	[c,d]	501,510
Master Credit Card Trust II, Ser. 2017-1A, Cl. C	3.06	7/21/2021	400,000	[c]	399,041
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%	2.98	7/21/2024	500,000	[c,d]	500,127
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%	2.85	9/26/2023	175,000	[c,d]	175,227
				2,849,852
Asset-Backed Ctfs./Student Loans - 1.4%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A	2.74	2/15/2029	651,650	[c]	649,740
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1	3.03	1/15/2043	369,587	[c]	371,638
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%	2.89	12/15/2059	300,000	[c,d]	300,186

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Asset-Backed Ctfs./Student Loans - 1.4% (continued)
SMB Private Education Loan Trust, Ser. 2019-A, Cl. A1, 1 Month LIBOR +.35%	2.96	2/16/2026	650,000	[c,d]	650,423
				1,971,987
Banks - 11.1%
ABN AMRO Bank, Sub. Notes	6.25	4/27/2022	700,000		752,280
Bank of America, Sr. Unscd. Notes	2.50	10/21/2022	165,000		162,874
Bank of America, Sr. Unscd. Notes	2.74	1/23/2022	390,000		388,849
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	469,000		467,344
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	1,100,000		1,112,653
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	700,000		717,690
BB&T, Sr. Unscd. Notes	3.05	6/20/2022	415,000		418,539
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	1,400,000		1,453,616
Citizens Financial Group, Sr. Unscd. Notes	2.38	7/28/2021	975,000		963,464
Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,790,000		1,792,340
HSBC Holdings, Sr. Unscd. Notes	2.65	1/5/2022	1,080,000		1,073,224
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		280,845
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	1,400,000		1,418,818
Key Bank, Sr. Unscd. Notes	2.50	11/22/2021	265,000		263,693
Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		201,090
Lloyds Banking Group, Sr. Unscd. Notes	3.10	7/6/2021	725,000		727,184
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	3.77	1/20/2022	900,000	[d]	910,014
PNC Bank, Sr. Unscd. Notes, 3 Month LIBOR +.35%	2.95	3/12/2021	700,000	[d]	701,228
PNC Financial Services, Sr. Unscd. Notes	3.30	3/8/2022	235,000		239,078
Royal Bank of Scotland Group, Sr. Unscd. Notes	3.88	9/12/2023	700,000		706,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Banks - 11.1% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	2.60	7/22/2020	860,000		858,790
				15,609,971
Beverage Products - .3%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000	[c]	366,006
Chemicals - 1.0%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		346,953
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	395,000	[c]	407,107
Sasol Financing International, Gtd. Notes	4.50	11/14/2022	675,000		688,081
				1,442,141
Commercial & Professional Services - .3%
DP World, Sr. Unscd. Notes	3.25	5/18/2020	375,000		375,518
Commercial Mortgage Pass-Through Ctfs. - 8.9%
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.2%	3.67	11/15/2035	610,000	[c,d]	613,654
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	3.72	12/15/2037	100,000	[c,d]	100,569
CD Mortgage Trust, Ser. 2018-CD7, Cl. A1	3.28	8/1/2051	671,299		680,502
Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Cl. A4	2.88	2/1/2048	685,000		682,505
COMM Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/1/2049	1,000,000		992,043
Core Industrial Trust, Ser. 2015-CALW, Cl. A	3.04	2/1/2034	474,336	[c]	480,365
Core Industrial Trust, Ser. 2015-TEXW, Cl. A	3.08	2/1/2034	560,761	[c]	566,346
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/1/2050	500,000		508,481
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/1/2050	700,000		703,023
GS Mortgage Securities Trust, Ser. 2014-GC22, Cl. AAB	3.47	6/1/2047	500,000		508,633
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/1/2049	500,000		497,919
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%	3.52	1/15/2033	100,000	[c,d]	99,685

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Commercial Mortgage Pass-Through Ctfs. - 8.9% (continued)
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		3.47	12/22/2069	350,000	[c,d]	351,646
Madison Avenue Trust, Ser. 2013-650M, Cl. A		3.84	10/1/2032	650,000	[c]	656,592
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4		3.44	8/1/2047	685,000		701,643
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C23, Cl. A2		2.98	7/1/2050	675,000		674,282
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1		3.50	11/1/2028	124,649		127,141
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3		3.40	5/1/2045	491,176		499,353
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A		3.81	12/1/2029	700,000	[c]	709,808
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4		3.15	12/1/2047	685,000		691,560
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4		3.19	2/1/2048	647,416		656,254
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB		2.98	6/1/2046	1,029,183		1,033,073
					12,535,077
Diversified Financials - .6%
AerCap Global Aviation Trust, Gtd. Notes		4.88	1/16/2024	500,000		525,486
Capital One Financial, Sr. Unscd. Notes		3.05	3/9/2022	345,000		346,487
					871,973
Energy - 2.8%
Andeavor Logistics, Gtd. Notes		3.50	12/1/2022	155,000		156,859
Concho Resources, Gtd. Notes		3.75	10/1/2027	215,000		215,749
Ecopetrol, Sr. Unscd. Notes		5.88	9/18/2023	300,000		327,630
Energy Transfer Operating, Gtd. Notes		4.15	10/1/2020	300,000		304,595
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	175,000		182,875
Energy Transfer Operating, Gtd. Notes		5.20	2/1/2022	385,000		405,142
Gazprom, Sr. Unscd. Notes	EUR	3.39	3/20/2020	300,000		346,259

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Energy - 2.8% (continued)
Kinder Morgan Energy Partner, Gtd. Notes		4.15	2/1/2024	600,000	[b]	621,751
Petroleos Mexicanos, Gtd. Notes		4.63	9/21/2023	350,000		348,600
Ras Laffan Liquefied Natural Gas Co Ltd II, Sr. Scd. Bonds		5.30	9/30/2020	667,200	[b]	675,807
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	300,000	[c]	298,149
					3,883,416
Environmental Control - .1%
Waste Management, Gtd. Notes		4.60	3/1/2021	205,000		210,939
Food Products - .3%
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/2028	300,000		352,755
Foreign/Governmental - 8.7%
African Export-Import Bank, Sr. Unscd. Notes		4.00	5/24/2021	325,000		328,124
African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		367,500
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	205,000	[c]	212,674
Argentine Government, Sr. Unscd. Bonds		6.88	4/22/2021	700,000		591,500
Colombian Government, Sr. Unscd. Bonds		4.00	2/26/2024	350,000		360,762
Corporacion Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	675,000		679,057
Egyptian Government, Sr. Unscd. Notes		6.13	1/31/2022	200,000	[c]	202,621
Egyptian Government, Sr. Unscd. Notes		6.20	3/1/2024	200,000	[c]	201,775
Ghanian Government, Sr. Unscd. Notes		7.88	8/7/2023	200,000		210,492
Hellenic Government, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	115,000	[c]	136,145
Hellenic Government, Sr. Unscd. Notes	EUR	4.38	8/1/2022	275,000	[c]	334,493
Hungarian Government, Sr. Unscd. Notes		5.38	3/25/2024	175,000		192,830
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	14,950,000		206,204
Italian Government, Bonds	EUR	0.90	8/1/2022	1,800,000		2,006,924
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/2025	164,106,000	[e]	1,517,386

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Foreign/Governmental - 8.7% (continued)
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	82,358,892	[e]	765,218
Panamanian Government, Sr. Unscd. Bonds		4.00	9/22/2024	200,000		208,802
Petroleos Mexicanos, Gtd. Notes		5.50	1/21/2021	675,000		689,344
Qatari Government, Sr. Unscd. Notes		3.38	3/14/2024	500,000	[c]	507,500
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/2028	48,000,000		702,700
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	190,000		211,227
Turkish Government, Sr. Unscd. Bonds	EUR	4.63	3/31/2025	250,000		271,111
Turkish Government, Sr. Unscd. Notes		7.00	6/5/2020	325,000		328,491
Ukrainian Government, Sr. Scd. Notes		7.75	9/1/2019	200,000		201,100
West African Development Bank, Sr. Unscd. Notes		5.50	5/6/2021	725,000		748,615
					12,182,595
Health Care - 4.9%
Abbott Laboratories, Sr. Unscd. Notes		2.90	11/30/2021	760,000		763,558
Amgen, Sr. Unscd. Notes		2.65	5/11/2022	985,000		980,270
CVS Health, Sr. Unscd. Notes		2.13	6/1/2021	415,000		408,537
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	655,000		664,264
Gilead Sciences, Sr. Unscd. Notes		2.55	9/1/2020	1,085,000		1,083,505
Merck & Co., Sr. Unscd. Notes		2.90	3/7/2024	155,000		157,051
Merck & Co., Sr. Unscd. Notes		3.40	3/7/2029	80,000		81,586
Mylan, Gtd. Notes		3.15	6/15/2021	490,000		490,165
Pfizer, Sr. Unscd. Notes		2.95	3/15/2024	190,000		192,278
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	1,150,000		1,136,982
UnitedHealth Group, Sr. Unscd. Bonds		2.13	3/15/2021	960,000		952,182
					6,910,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Industrials - .3%
General Electric, Jr. Sub. Debs., Ser. D	5.00	1/21/2021	515,000		488,367
Insurance - 1.8%
American International Group, Sr. Unscd. Notes	6.40	12/15/2020	425,000		448,562
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	320,000	[c]	324,387
Metropolitan Life Global Funding I, Scd. Notes	3.45	10/9/2021	700,000	[c]	712,648
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	370,000	[c]	371,064
Pricoa Global Funding I, Scd. Notes	3.45	9/1/2023	700,000	[c]	716,033
				2,572,694
Internet Software & Services - .6%
Alibaba Group Holding, Sr. Unscd. Notes	3.13	11/28/2021	200,000		201,347
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	410,000		406,333
Tencent Holdings, Sr. Unscd. Notes, 3 Month LIBOR +.91%	3.49	4/11/2024	300,000	[c,d]	305,254
				912,934
Media - 2.4%
Charter Communication, Sr. Scd. Notes	4.46	7/23/2022	380,000		394,427
Comcast, Gtd. Notes	3.70	4/15/2024	855,000		885,405
Walt Disney, Gtd. Notes	3.00	9/15/2022	1,115,000	[c]	1,124,297
Warner Media, Gtd. Notes	4.05	12/15/2023	880,000	[b]	917,060
				3,321,189
Metals & Mining - .2%
Indonesia Asahan Aluminium, Sr. Unscd. Notes	5.71	11/15/2023	325,000	[b]	349,056
Municipal Bonds - .8%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	1,055,000		1,071,078
Real Estate - 1.2%
Alexandria Real Estate Equities, Gtd. Notes	4.00	1/15/2024	320,000		333,646
Simon Property Group, Sr. Unscd. Notes	2.50	9/1/2020	485,000	[b]	485,124

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
Real Estate - 1.2% (continued)
Ventas Realty, Gtd. Notes		3.10	1/15/2023	440,000		441,291
Welltower, Sr. Unscd. Notes		5.25	1/15/2022	441,000		466,184
					1,726,245
Retailing - .2%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		345,636
Technology Hardware & Equipment - .5%
Dell International, Sr. Scd. Notes		5.45	6/15/2023	400,000	[c]	427,028
Hewlett Packard Enterprise, Sr. Unscd. Notes		4.40	10/15/2022	240,000		251,180
					678,208
Telecommunication Services - 1.3%
AT&T, Sr. Unscd. Notes		3.20	3/1/2022	250,000		252,637
AT&T, Sr. Unscd. Notes		3.88	8/15/2021	525,000		538,104
Sprint Spectrum, Sr. Scd. Notes		4.74	3/20/2025	325,000	[c]	331,906
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	685,000		684,685
					1,807,332
U.S. Government Agencies Mortgage-Backed - 1.9%
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3541, Cl. KB		4.00	6/1/2024	463,178	[f]	477,564
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4262, Cl. AB		2.50	1/1/2031	600,914	[f]	597,917
Government National Mortgage Association, Ser. 2011-H23, Cl. HA		3.00	12/1/2061	110,968		110,806
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%		2.88	10/20/2066	144,535	[d]	144,452
Federal Home Loan Mortgage Corporation:
2.50%, 9/1/27-4/1/28				1,298,320	[f]	1,292,410
Federal National Mortgage Association
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/1/33				8,323	[f]	8,303
Government National Mortgage Association II:
7.00%, 12/1/30-4/1/31				4,122		4,757
7.50%, 11/1/29-12/1/30				4,145		4,773
					2,640,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Securities - 20.6%
U.S. Treasury Floating Rate Notes, 3 Month T-Bill FLAT		2.44	10/31/2020	3,535,000	[d]	3,532,982
U.S. Treasury Notes		2.63	12/15/2021	4,180,000		4,221,555
U.S. Treasury Notes		2.88	10/31/2020	6,205,000		6,255,900
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		0.13	7/15/2022	6,177,504	[b,e]	6,150,042
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		0.38	7/15/2023	8,857,879	[e]	8,890,700
					29,051,179
Utilities - 1.8%
Berkshire Hathaway Energy, Sr. Unscd. Notes		2.80	1/15/2023	289,000		290,067
Dominion Energy, Sr. Unscd. Notes, Ser. C		2.00	8/15/2021	1,280,000		1,257,351
Eversource Energy, Sr. Unscd. Notes, Ser. K		2.75	3/15/2022	465,000		465,523
Exelon, Jr. Sub. Notes		3.50	6/1/2022	500,000		507,393
					2,520,334
Total Bonds and Notes (cost $138,408,778)				138,855,396
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Call Options - .0%
Euro, Contracts 580,000 Citigroup	EUR	1.16	9/19/2019	580,000		3,832
Euro, Contracts 1,190,000 Morgan Stanley	EUR	1.15	9/3/2019	1,190,000		8,535
New Zealand Dollar Cross Currency, Contracts 280,000 J.P. Morgan Securities	AUD	1.08	5/24/2019	280,000		180
					12,547
Put Options - .0%
Brazilian Real, Contracts 200,000 UBS Securities		3.65	8/22/2019	200,000		950
British Pound Cross Currency, Contracts 180,000 Goldman Sachs	EUR	0.87	5/23/2019	180,000		1,482
Colombian Peso, Contracts 210,000 Merrill Lynch, Pierce, Fenner & Smith		3,035	7/11/2019	210,000		276
Indian Rupee, Contracts 200,000 Barclays Capital		70.00	8/9/2019	200,000		2,176

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .0% (continued)
Put Options - .0% (continued)
Mexican Peso, Contracts 400,000 Citigroup		19.00	8/12/2019	400,000		5,748
Polish Zloty, Contracts 200,000 HSBC		3.65	9/3/2019	200,000		732
Polish Zloty, Contracts 200,000 Merrill Lynch, Pierce, Fenner & Smith		3.67	8/22/2019	200,000		776
South African Rand, Contracts 210,000 Goldman Sachs		13.50	7/10/2019	210,000		709
South Korean Won, Contracts 210,000 J.P. Morgan Securities		1,110	7/10/2019	210,000		123
Swedish Krona Cross Currency, Contracts 180,000 Goldman Sachs	EUR	10.35	8/28/2019	180,000		619
					13,591
Total Options Purchased (cost $64,001)				26,138
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills (cost $289,172)		2.43	6/13/2019	290,000	[g,h]	289,174
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,095,213)		2.45		1,095,213	[i]	1,095,213

Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,240,600)		2.45		5,240,600	[i]	5,240,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $145,097,764)	103.4%	145,506,521
Liabilities, Less Cash and Receivables	(3.4%)	(4,826,488)
Net Assets	100.0%	140,680,033

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro

INR—Indian Rupee

JPY—Japanese Yen

RUB—Russian Ruble

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $7,087,111 and the value of the collateral held by the fund was $7,271,669, consisting of cash collateral of $5,240,600 and U.S. Government & Agency securities valued at $2,031,069.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $37,195,574 or 26.44% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	35,895,849	-	35,895,849
Commercial Mortgage-Backed	-	12,535,077	-	12,535,077
Corporate Bonds†	-	45,478,636	-	45,478,636
Foreign Government	-	12,182,595	-	12,182,595
Investment Companies	6,335,813	-	-	6,335,813
Municipal Bonds	-	1,071,078	-	1,071,078
U.S. Government Agencies/Mortgage-Backed	-	2,640,982	-	2,640,982
U.S. Treasury	-	29,340,353	-	29,340,353
Other Financial Instruments:
Futures††	1,635	-	-	1,635
Forward Foreign Currency Exchange Contracts††	-	145,078	-	145,078
Options Purchased	-	26,138	-	26,138
Swaps ††	-	15,538	-	15,538
Liabilities($)
Other Financial Instruments:
Futures ††	(58,985)	-	-	(58,985)
Forward Foreign Currency Exchange Contracts††	-	(138,385)	-	(138,385)
Options Written	-	(17,762)	-	(17,762)
Swaps ††	-	(17,315)	-	(17,315)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Euro-Bond	12	6/19	2,187,513[a]	2,224,940	(37,427)
Euro-Schatz	12	6/19	1,504,133[a]	1,506,354	(2,221)
Japanese 10 Year Bond	1	6/19	1,370,528[a]	1,371,067	(539)
Long Gilt	9	6/19	1,495,863[a]	1,494,228	1,635
U.S. Treasury 5 Year Notes	32	6/19	3,681,702	3,700,500	(18,798)
Gross Unrealized Appreciation				1,635
Gross Unrealized Depreciation				(58,985)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Brazilian Real Contracts 200,000, UBS Securities	4.1	8/22/19	200,000		(3,642)
British Pound Cross Currency Contracts 180,000, Goldman Sachs	0.94	5/23/19	180,000	EUR	(1)
Colombian Peso Contracts 210,000, Merrill Lynch, Pierce, Fenner & Smith	3,250	7/11/19	210,000		(3,694)
Indian Rupee Contracts 200,000, Barclays Capital	75.7	8/9/19	200,000		(372)
Mexican Peso Contracts 400,000, Citigroup	21.2	8/12/19	400,000		(1,184)
Polish Zloty Contracts 200,000, HSBC	3.95	9/3/19	200,000		(1,391)
Polish Zloty Contracts 200,000, Merrill Lynch, Pierce, Fenner & Smith	4	8/22/19	200,000		(922)
South African Rand Contracts 210,000, Goldman Sachs	14.9	7/10/19	210,000		(2,974)
South Korean Won Contracts 210,000, J.P. Morgan Securities	1,170	7/10/19	210,000		(1,717)
Swedish Krona Cross Currency Contracts 180,000, Goldman Sachs	10.9	8/28/19	180,000	EUR	(1,025)
Put Options:
New Zealand Dollar Cross Currency Contracts 280,000, J.P. Morgan Securities	1.05	5/24/19	280,000	AUD	(840)
Total Options Written (premiums received $26,790)					(17,762)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Russian Ruble	14,700,000	United States Dollar	220,961	5/17/19	5,833
United States Dollar	213,445	Malaysian Ringgit	870,000	5/17/19	3,092
United States Dollar	420,064	Mexican Peso	8,180,000	5/17/19	(10,236)
Australian Dollar	580,000	United States Dollar	416,573	5/31/19	(7,383)
United States Dollar	335,894	South African Rand	4,750,000	5/17/19	4,510
United States Dollar	404,798	Philippine Peso	21,260,000	5/17/19	(2,612)
Chilean Peso	277,570,000	United States Dollar	420,465	5/17/19	(10,698)
Citigroup
Indian Rupee	14,455,000	United States Dollar	200,407	5/17/19	6,960
Peruvian Nuevo Sol	1,390,000	United States Dollar	418,813	5/7/19	1,393
United States Dollar	416,879	Peruvian Nuevo Sol	1,390,000	5/7/19	(3,327)
Swedish Krona	5,345,000	United States Dollar	579,389	5/31/19	(15,163)
United States Dollar	399,451	New Zealand Dollar	590,000	5/31/19	5,160
United States Dollar	416,841	Peruvian Nuevo Sol	1,390,000	8/2/19	(1,819)
United States Dollar	5,932,298	Euro	5,240,000	5/31/19	39,342
United States Dollar	187,307	Canadian Dollar	250,000	5/31/19	546
Argentine Peso	18,980,000	United States Dollar	398,154	7/1/19	(8,598)
Colombian Peso	336,900,000	United States Dollar	107,418	5/17/19	(3,317)
HSBC
Russian Ruble	22,000,000	United States Dollar	331,380	5/17/19	8,040
Norwegian Krone	8,565,000	United States Dollar	1,009,359	5/31/19	(15,331)
United States Dollar	441,874	Hong Kong Dollar	3,460,000	7/5/19	385
Argentine Peso	6,000,000	United States Dollar	131,291	7/1/19	(8,144)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities
United States Dollar	331,698	Russian Ruble	22,000,000	5/17/19	(7,722)
Singapore Dollar	610,000	United States Dollar	452,187	5/17/19	(3,571)
United States Dollar	304,580	Hong Kong Dollar	2,370,000	1/3/20	1,223
United States Dollar	529,582	South Korean Won	594,260,000	5/17/19	20,552
United States Dollar	590,496	Hungarian Forint	164,040,000	5/17/19	21,814
Merrill Lynch, Pierce, Fenner & Smith
Euro	740,000	United States Dollar	827,589	5/31/19	4,622
British Pound	870,000	United States Dollar	1,138,847	5/31/19	(2,436)
Japanese Yen	396,520,000	United States Dollar	3,551,793	5/31/19	17,133
South African Rand	4,750,000	United States Dollar	334,023	5/17/19	(2,639)
Morgan Stanley
Brazilian Real	760,000	United States Dollar	199,658	6/4/19	(6,359)
Japanese Yen	71,740,000	United States Dollar	642,665	5/31/19	3,040
United States Dollar	5,909,620	Japanese Yen	659,685,000	5/31/19	(27,954)
United States Dollar	178,649	Hong Kong Dollar	1,390,000	1/3/20	731
Taiwan Dollar	6,300,000	United States Dollar	205,179	5/17/19	(1,076)
UBS Securities
Czech Koruna	16,960,000	Euro	658,564	5/17/19	2,702
Gross Unrealized Appreciation					147,078
Gross Unrealized Depreciation					(138,385)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Short Term Income Fund

April 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
HUF - 6 Month Budapest Interbank Offered Rate	HUF Fixed at 2.465	1/14/29	675,172	(11,889)
HUF - 6 Month Budapest Interbank Offered rate	HUF Fixed at 2.3207	2/18/29	692,484	(759)
Gross Unrealized Depreciation				(12,648)

HUF—Hungarian Forint

See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
J.P. Morgan Securities
Markit iTraxx Europe Crossover Index Series 31 Received Fixed Rate of 5.00 3 Month	6/20/24	1,345,920	158,812	151,125	15,538
Gross Unrealized Appreciation				15,538

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	150,000	100	1,874	(1,948)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1] (continued)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	120,000	80	1,557	(1,617)
Mexican Government International Bond Paid Fixed Rate of 1.00 3 Month	12/20/23	80,000	54	1,062	(1,102)
Gross Unrealized Depreciation				(4,667)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which

NOTES

can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

NOTES

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

NOTES

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2019 are set forth in the Statement of Swap Agreements.

At April 30, 2019, accumulated net unrealized appreciation on investments was $408,757, consisting of $1,021,372 gross unrealized appreciation and $612,615 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.